Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) yr $ / shares	Mar. 31, 2025 USD ($) yr $ / shares	Dec. 31, 2025 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 3.88	$ 7.12
Award life (weighted average) | yr	5.6	5.9
Expected dividends	0.00%	0.00%
Other reserves within equity on consolidated statement | $	$ 14,876		$ 13,292
Expense (benefit) for awards recognized | $	1,831	$ 1,635
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 14,800		$ 13,100
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 13.03	$ 7.91
Expected volatility	83.00%	83.00%
Risk-free interest rate	3.79%	4.02%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 16.6	$ 10.88
Expected volatility	88.00%	90.00%
Risk-free interest rate	3.97%	4.47%